INCOME TAX BENEFIT (Details) (Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2008	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
CIT payable | $		$ 930
CNY [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
CIT payable | ¥			¥ 6,590
PRC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%